Operating Lease Obligations - Future Minimum Lease Payments Required Under Operating Leases (Detail) $ in Thousands	Jan. 31, 2017 USD ($)
Leases [Abstract]
Fiscal Year 2018	$ 3,238
Fiscal Year 2019	2,421
Fiscal Year 2020	2,024
Fiscal Year 2021	1,501
Fiscal Year 2022	1,085
Minimum lease payments	$ 10,269